FLEXSHARES® TRUST

FlexShares® US Quality Low Volatility Index Fund

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

FlexShares® Emerging Markets Quality Low Volatility Index Fund

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® STOXX® US ESG Select Index Fund

FlexShares® STOXX® Global ESG Select Index Fund

FlexShares® ESG & Climate US Large Cap Core Index Fund

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

FlexShares® ESG & Climate Emerging Markets Core Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® High Yield Value-Scored Bond Index Fund

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

SUPPLEMENT DATED MARCH 9, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2022, AS SUPPLEMENTED

The following information is added to the section entitled “ADDITIONAL INVESTMENT INFORMATION—INVESTMENT OBJECTIVE, STRATEGIES AND RISKS—EMERGING MARKETS” beginning on page 9 of the SAI:

Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries, including the US, imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions have also instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and the Russian currency have experienced significant declines. Further, as of March 9, 2022, the Russian securities markets effectively have not been open for trading since February 28, 2022. Even if the Russian securities markets were to open, there is no guarantee that US persons such as the Funds would be able to engage in trading, convert Rubles to US Dollars or repatriate income from investments in Russian securities. The extent and duration of military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial and prolonged.

Russia’s military incursion and resulting sanctions could have a severe adverse effect on the region’s economies and more globally, including significant negative impacts on the financial markets for certain securities and commodities, such as oil and natural gas, and thus could affect the value of a Fund’s investments. Eastern European markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, a significant influx of refugees, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe.

Also, for Funds that track an Underlying Index (“Index Funds”), if a Russian security is included in an Index Fund’s Underlying Index, the Index Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its Underlying Index. The use of (or increased use of) a representative sampling strategy may increase an Index Fund’s tracking error risk. If the affected securities constitute a significant percentage of the Underlying Index, an Index Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between an Index Fund’s performance and the performance of its Underlying Index.

These sanctions have also recently led to changes in certain Index Funds’ Underlying Indexes, as Index Providers have removed Russian securities from Underlying Indexes or have implemented caps on Russian securities. In such an event, it is expected that an Index Fund will, where practicable, rebalance its portfolio to bring it in line with the Underlying Index as a result of any such changes, which may result in transaction costs and increased tracking error. The risk of tracking difference may further increase if Index Providers remove Russian securities from Underlying Indexes, but the Russian securities remain in an Index Fund’s portfolio due to an inability to transact in those securities. These sanctions, the volatility that may result in the trading markets for Russian securities and Russia’s imposition of investment or currency controls on non-Russian investors may cause an Index Fund to invest in, or increase an Index Fund’s investments in, depositary receipts that represent the securities of its Underlying Index, where available. These investments may result in increased transaction costs and increased tracking error.

Please retain this Supplement with your SAI for future reference.

FLEXSHARES® TRUST

FlexShares® Ready Access Variable Income Fund

Fund FlexShares® Core Select Bond Fund

SUPPLEMENT DATED MARCH 9, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2022, AS SUPPLEMENTED

The following information is added to the section entitled “ADDITIONAL INVESTMENT INFORMATION—INVESTMENT OBJECTIVE, STRATEGIES AND RISKS—FOREIGN INVESTMENTS—EMERGING MARKETS” beginning on page 12 of the SAI:

Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries, including the US, imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions have also instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and the Russian currency have experienced significant declines. Further, as of March 9, 2022, the Russian securities markets effectively have not been open for trading since February 28, 2022. Even if the Russian securities markets were to open, there is no guarantee that US persons such as the Funds would be able to engage in trading, convert Rubles to US Dollars or repatriate income from investments in Russian securities. The extent and duration of military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial and prolonged.

Russia’s military incursion and resulting sanctions could have a severe adverse effect on the region’s economies and more globally, including significant negative impacts on the financial markets for certain securities and commodities, such as oil and natural gas, and thus could affect the value of a Fund’s investments. Eastern European markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, a significant influx of refugees, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe.

Please retain this Supplement with your SAI for future reference.